Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023		Oct. 31, 2022
Disclosure of operating segments [line items]
Net interest income	[1]	$ 18,287		$ 18,115
Non-interest income	[2]	14,020	[3]	13,301	[4]
Total revenue		32,307		31,416
Provision for credit losses		3,422		1,382
Depreciation and amortization		1,820	[5]	1,531	[6]
Other non-interest expenses		17,311		15,571	[6]
Income tax expense	[7]	2,226		2,758
Net income		7,528		10,174
Net income attributable to non-controlling interests in subsidiaries		118		258
Net income attributable to equity holders of the Bank		7,410		9,916
Average assets		1,396,000		1,282,000
Average liabilities		1,319,000		1,208,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[8]	9,756		9,001
Non-interest income	[2],[8]	3,087	[3]	3,029	[4]
Total revenue	[8]	12,843		12,030
Provision for credit losses	[8]	1,443		209
Depreciation and amortization	[8]	583	[5]	601	[6]
Other non-interest expenses	[8]	5,284		4,787	[6]
Income tax expense	[8]	1,514		1,670
Net income	[8]	4,019		4,763
Net income attributable to equity holders of the Bank	[8]	4,019		4,763
Average assets	[8]	450,000		430,000
Average liabilities	[8]	372,000		332,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[8]	8,161		6,900
Non-interest income	[2],[8]	2,937	[3]	2,827	[4]
Total revenue	[8]	11,098		9,727
Provision for credit losses	[8]	1,868		1,230
Depreciation and amortization	[8]	563	[5]	499	[6]
Other non-interest expenses	[8]	5,365		4,713	[6]
Income tax expense	[8]	704		618
Net income	[8]	2,598		2,667
Net income attributable to non-controlling interests in subsidiaries	[8]	112		249
Net income attributable to equity holders of the Bank	[8]	2,486		2,418
Average assets	[8]	237,000		207,000
Average liabilities	[8]	179,000		152,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	[1],[8]	842		764
Non-interest income	[2],[8]	4,449	[3]	4,617	[4]
Total revenue	[8]	5,291		5,381
Provision for credit losses	[8]	10		6
Depreciation and amortization	[8]	179	[5]	171	[6]
Other non-interest expenses	[8]	3,171		3,088	[6]
Income tax expense	[8]	491		551
Net income	[8]	1,440		1,565
Net income attributable to non-controlling interests in subsidiaries	[8]	9		9
Net income attributable to equity holders of the Bank	[8]	1,431		1,556
Average assets	[8]	34,000		33,000
Average liabilities	[8]	40,000		47,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	[1],[8]	1,572		1,630
Non-interest income	[2],[8]	3,980	[3]	3,542	[4]
Total revenue	[8]	5,552		5,172
Provision for credit losses	[8]	101		(66)
Depreciation and amortization	[8]	221	[5]	162	[6]
Other non-interest expenses	[8]	2,841		2,512	[6]
Income tax expense	[8]	621		653
Net income	[8]	1,768		1,911
Net income attributable to equity holders of the Bank	[8]	1,768		1,911
Average assets	[8]	490,000		445,000
Average liabilities	[8]	455,000		414,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	[1],[8]	(2,044)	[9]	(180)	[10]
Non-interest income	[2],[8]	(433)	[3],[9]	(714)	[4],[10]
Total revenue	[8]	(2,477)	[9]	(894)	[10]
Provision for credit losses	[8],[10]			3
Depreciation and amortization	[8]	274	[5],[9]	98	[6],[10]
Other non-interest expenses	[8]	650	[9]	471	[6],[10]
Income tax expense	[8]	(1,104)	[9]	(734)	[10]
Net income	[8]	(2,297)	[9]	(732)	[10]
Net income attributable to non-controlling interests in subsidiaries	[8],[9]	(3)
Net income attributable to equity holders of the Bank	[8]	(2,294)	[9]	(732)	[10]
Average assets	[8]	185,000	[9]	167,000	[10]
Average liabilities	[8]	$ 273,000	[9]	$ 263,000	[10]

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[3]	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $71; International Banking – $251; Global Wealth Management – $18; Global Banking and Markets - $1; and Other – $(188).
[4]	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $64; International Banking – $250; Global Wealth Management – $14 and Other – $(60).
[5]	Includes impairment charge of software and other intangible assets in the Other segment.
[6]	Prior period amounts have been restated to conform with current period presentation.
[7]	The federal statutory income tax rate increased by 1.5% due to the enactment of certain federal budget measures announced in 2022.
[8]	Business line revenues and provision for income taxes are reported on a tax equivalent basis.
[9]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes for the year ended October 31, 2023 amounting to $473 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.
[10]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes for the year ended October 31, 2022 amounting to $375 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.